Mining Interest, Plant and Equipment - Summary of Details of Transaction (Parenthetical) (Detail) - $ / CAD	Nov. 08, 2017	Mar. 21, 2017
San Pedrito [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange rate	15.01	14.28